Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 69,098	$ 129,537	$ 94,949
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	199,355	197,892	167,377
Non-cash acquisition, impairment and restructuring related costs	42,768	16,909	43,029
Share-based compensation expense	37,935	25,356	19,539
Excess tax benefits from share-based compensation	(3,130)	(1,489)	(4,153)
Deferred income taxes	(68,086)	(22,767)	(31,861)
Changes in fair value of contingent consideration	(11,127)	(11,463)	253
Other	(13,521)	(5,227)	(1,437)
Net changes in operating assets and liabilities:
Accounts receivable	(14,921)	(14,289)	(28,203)
Inventories	(17,499)	(20,376)	(15,945)
Prepaid expenses and other	(9,620)	3,456	(10,082)
Other assets	257	7	(4,183)
Accounts payable	(6,793)	(9,945)	7,261
Accrued and other liabilities	26,262	(13,255)	19,577
Income taxes	23,829	(35,328)	(6,244)
Other	4,150	5,862	(5,098)
Net cash provided by operating activities	258,957	244,880	244,779
Cash flows from investing activities:
Purchases of property, plant and equipment	(84,468)	(101,996)	(86,805)
Proceeds from sale of equipment	44	1,312	2,020
Purchases of intangible assets	(34,225)	(26,089)	(34,583)
Cash paid for investments	(4,319)	(8,173)	(19,284)
Purchases of short-term investments	(20,346)	(39,942)	(186,817)
Sales of short-term investments	63,146	5,999	242,630
Cash paid for acquisitions, net of cash acquired	(170,546)	(131,997)	(457,483)
Other investing activities	(1,021)	0	0
Net cash used in investing activities	(251,735)	(300,886)	(540,322)
Cash flows from financing activities:
Net repayment/proceeds from short-term debt	(1,451)	(143,311)	142,329
Proceeds from debt	13	400,000	44,000
Repayment of debt	(2,285)	(1,607)	(469,857)
Cash paid for debt issuance costs	0	(2,084)	0
Principal payments on capital leases	(4,215)	(3,780)	(3,703)
Proceeds from subscription receivables	1,062	1,036	1,011
Excess tax benefits from share based compensation	3,130	1,489	4,153
Proceeds from the exercise of stock options	25,337	16,579	8,778
Purchase of treasury shares	(86,029)	(35,653)	0
Acquisition of noncontrolling interest	(487)	(57)	(29,783)
Other financing activities	(3,834)	(6,008)	(7,558)
Net (used in) provided by financing activities	(68,759)	226,604	(310,630)
Effect of exchange rate changes on cash and cash equivalents	(2,197)	2,306	(1,101)
Net (decrease) increase in cash and cash equivalents	(63,734)	172,904	(607,274)
Cash and cash equivalents, beginning of year	394,037	221,133	828,407
Cash and cash equivalents, end of year	330,303	394,037	221,133
Supplemental cash flow disclosures:
Cash paid for interest	31,000	17,298	20,760
Cash paid for income taxes	14,518	61,586	41,494
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	449	492	545
Investment acquired in non-monetary exchange	0	3,842	0
Intangible assets acquired in non-monetary exchange	$ 0	$ 5,658	$ 0